Public Offering Warrants (Details 1) - Warrant [Member]	12 Months Ended
Jun. 30, 2018 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of warrants, Outstanding as of July 1, 2017
Number of warrants, Granted	83,162
Number of warrants, Granted	200,030
Number of warrants, Exercised
Number of warrants, Forfeited or expired
Number of warrants, Outstanding as of June 30, 2018	283,192
Number of warrants, Exercisable as of June 30, 2018
Number of warrants, Vested as of June 30, 2018	283,192
Weighted Average Exercise Price, Granted | $ / shares	$ 6.3
Weighted Average Exercise Price, Granted | $ / shares	$ 4.2
Weighted Average Remaining Contractual Life, Granted	4 years 10 months 25 days
Weighted Average Remaining Contractual Life, Granted	4 years 10 months 25 days